Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Information related to defined benefit plan
Pension benefit plans Other benefit plans
2024 2023 2024 2023
Fair value of plan assets, beginning of year $ 3,717 $ 4,402 $ - $ -
Interest income on plan assets 150 201 - -
Return on assets excluding interest income 95 18 - -
Employer contributions 943 - - -
Benefits paid (911) (901) - -
Administrative costs paid (3) (3) - -
Fair value of plan assets, end of year $ 3,991 $ 3,717 $ - $ -
Defined benefit obligation, beginning of year $ 60,038 $ 51,218 $ 20,681 $ 19,364
Current service cost 2,008 1,567 849 689
Interest cost 2,619 2,527 948 987
Actuarial loss (gain) arising from:

- financial assumptions
(909) 4,784 - 443

- experience adjustment
4,242 1,559 7 18
Past service cost - - 4,652 -
Benefits paid (10,972) (1,704) (1,837) (820)
Foreign exchange 339 87 - -
Defined benefit obligation, end of year $ 57,365 $ 60,038 $ 25,300 $ 20,681
Defined benefit liability [note 15] $ (53,374) $ (56,321) $ (25,300) $ (20,681)

Percentages of the total fair value of assets pension plan
Pension benefit plans
2024 2023
Asset category
(a)
Canadian equity securities 8% 7%
U.S. equity securities 14% 12%
Global equity securities 6% 6%
Canadian fixed income 35% 31%
Other
(b)
37% 44%
Total 100% 100%
(a) The defined benefit plan assets contain no

material amounts of related party assets at December 31, 2024 and 2023 respectively.
(b) Relates mainly to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan .

Components of net pension and other benefit expense
Pension benefit plans Other benefit plans
2024 2023 2024 2023
Current service cost $ 2,008 $ 1,567 $ 849 $ 689
Net interest cost 2,469 2,326 948 987
Past service cost - - 4,652 -
Administration cost 3 3 - -
Defined benefit expense [note 19] 4,480 3,896 6,449 1,676
Defined contribution pension expense [note 19] 20,218 18,644 - -
Net pension and other benefit expense $ 24,698 $ 22,540 $ 6,449 $ 1,676

Amount of actuarial losses (gains) recognized in other comprehensive income
The total amount of actuarial losses recognized in other comprehensive income is:
Pension benefit plans Other benefit plans
2024 2023 2024 2023
Actuarial loss $ 3,333 $ 6,343 $ 7 $ 461
Return on plan assets excluding
interest income (95) (18) - -
$ 3,238 $ 6,325 $ 7 $ 461

Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
The assumptions used to determine the Company’s defined benefit obligation and net pension and other benefit expense were as follows at December 31 (expressed as weighted averages):
Pension benefit plans Other benefit plans
2024 2023 2024 2023
Discount rate - obligation 3.9% 3.8% 4.6% 4.6%
Discount rate - expense 3.8% 4.5% 4.6% 5.1%
Rate of compensation increase 2.9% 2.9% - -
Health care cost trend rate - - 5.0% 5.0%
Dental care cost trend rate - - 4.5% 4.5%

1% Change in assumptions [member] | Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
A 1 % change at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the following:
Pension benefit plans Other benefit plans
Increase Decrease Increase Decrease
Discount rate

$ (7,537) $ 9,601 $ (2,434) $ 2,956
Rate of compensation increase 1,978 (1,814) n/a n/a
A 1 % change in any of the other assumptions would not have a significant impact on the defined benefit obligation.